UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31, 2004

Date of reporting period:  April 30, 2004

Item 1.  Report to Stockholders.

                         [LETTERHEAD OF BMC FUND, INC.]

June 24, 2004

To Our Shareholders:

The semi-annual report (unaudited) for BMC Fund, Inc. for the six months ended April 30, 2004 was mailed to you on June 21, 2004.

The report included an inadvertent error on page 21 (Industrials sector, Aerospace & Defense industry). The incorrect information is as follows:

      2,000 shares GENERAL MTRS CORP CLASS H.

The description should read as follows:

      2,000 shares GENERAL DYNAMICS CORP COM.

Enclosed you will find a replacement page 21, which contains the correct information.

We apologize for this error and regret any inconvenience it may have caused. Please do not hesitate to contact us if you have questions.

Sincerely,


/s/ Carol Frye

Carol Frye
Secretary and Treasurer

Enclosure

                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                         Six Months Ended April 30, 2004

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers................................................      1

Letter to Shareholders................................................      2

Statement of Assets and Liabilities...................................      3

Statement of Operations...............................................      4

Statements of Changes In Net Assets...................................      5

Notes to Financial Statements.........................................      6

Financial Highlights..................................................     10

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers........     11
       II. - Investments  - Other than Securities.....................     27
      III. - Investments in Affiliates................................     28

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                    DIRECTORS

         James T. Broyhill              Winston-Salem, North Carolina
         Paul H. Broyhill               Lenoir, North Carolina
         William E. Cooper              Dallas, Texas
         Lawrence Z. Crockett           Vero Beach, Florida
         Jan E. Gordon                  Palm Harbor, Florida
         Allene B. Heilman              Clearwater, Florida
         Gene A. Hoots                  Charlotte, North Carolina
         Michael G. Landry              Fort Lauderdale, Florida
         John S. Little                 Naples, Florida
         L. Glenn Orr, Jr.              Winston-Salem, North Carolina

                                    OFFICERS

         Paul H Broyhill                President
         M Hunt Broyhill                Vice President
         Gene Hendricks                 Vice President and
                                          Chief Financial Officer
         Michael G Landry               Vice President and
                                          Chief Investment Officer
         Carol Frye                     Secretary and Treasurer

                                DIRECTOR EMERITUS

         Harry Heltzer                  Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited), which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended April 30, 2004 the Fund paid the following dividends per share:

      December 10, 2003 to shareholders of record November 25, 2003    $  .38
      March 10, 2004 to shareholders of record February 25, 2004          .25
                                                                       ------

      Total                                                            $  .63
                                                                       ======

Schedule I is a listing of all the Fund's diversified securities at April 30, 2004, with a total market value of $132,498,276.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2004
================================================================================

ASSETS AT MARKET VALUE:
      Investment securities (cost - $121,318,871)                                          $132,498,276
      Investments in affiliates - wholly owned subsidiaries (equity value $22,146,996)       24,786,940
      Investment in real estate (cost $145,003)                                                 350,000
      Cash and short-term investments                                                           517,789
      Receivables, principally accrued interest                                                 403,387
      Receivable from broker                                                                    762,861
      Other assets                                                                               42,445
                                                                                           ------------

           Total assets                                                                     159,361,698
                                                                                           ------------

LIABILITIES:
      Notes payable                                                                          10,000,000
      Accounts payable and accrued expenses                                                     101,412
                                                                                           ------------

            Total liabilities                                                                10,101,412
                                                                                           ------------

NET ASSETS AT APRIL 30, 2004 - EQUIVALENT TO $30.26 PER
      SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                                $149,260,286
                                                                                           ============

SUMMARY OF SHAREHOLDERS' EQUITY:
      Common stock, par value $5.00 per share - authorized 70,000,000 shares;
         outstanding, 4,933,281 shares                                                     $ 24,666,405
      Retained earnings prior to becoming investment company                                 92,939,370
      Undistributed net investment income                                                     7,495,703
      Realized gain on investments                                                            4,939,748
      Undistributed nontaxable gain                                                           5,194,714
      Unrealized appreciation of investments                                                 14,024,346
                                                                                           ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                          $149,260,286
                                                                                           ============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2004
================================================================================

INVESTMENT INCOME:
  Income:
   Interest-corporate bonds                                                                  $  381,205
   Other interest and dividends                                                               1,447,083
   Equity in earnings of wholly-owned subsidiaries                                              732,680
                                                                                             ----------

      Total income                                                                            2,560,968
                                                                                             ----------

  Expenses:
   Legal and professional fees                                                                   61,306
   Directors' fees (Note 3)                                                                      19,000
   Bank service charges                                                                          40,501
   Interest expense                                                                             122,066
   Investment expense                                                                            10,792
   Salaries                                                                                     198,896
   Property and liability insurance                                                              10,244
   Depreciation expense                                                                             915
   Taxes and licenses                                                                            27,357
   Rent                                                                                           7,050
   Office supplies and expense                                                                   14,666
   Travel and entertainment                                                                      37,158
                                                                                             ----------

      Total expenses                                                                            549,951
                                                                                             ----------

       Investment income, net                                                                 2,011,017
                                                                                             ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain from investment securities sold                                              4,939,748
   Change in unrealized appreciation of investments for the period                            1,507,606
                                                                                             ----------

       Net gain on investments                                                                6,447,354
                                                                                             ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                           $8,458,371
                                                                                             ==========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2004 and 2003
================================================================================

                                                                        2004             2003
                                                                    -------------    -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                            $   2,011,017    $   2,279,413
   Net realized gain on investments                                     4,939,748        1,981,870
   Change in unrealized appreciation                                    1,507,606        3,441,568
                                                                    -------------    -------------

       Net increase in net assets resulting from operations             8,458,371        7,702,851

Distributions to shareholders from investment income, net              (3,107,967)      (2,466,640)
                                                                    -------------    -------------

TOTAL INCREASE IN NET ASSETS                                            5,350,404        5,236,211

NET ASSETS AT BEGINNING OF PERIOD                                     143,909,882      125,596,146
                                                                    -------------    -------------

NET ASSETS AT END OF PERIOD (Including
   undistributed net investment income: 2004 - $7,495,703;
   2003 - $5,951,601)
                                                                    $ 149,260,286    $ 130,832,357
                                                                    =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2004
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

     BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

            The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the securities existed, and these differences could be material.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2004
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On September 25, 2000 (modified on October 20, 2000 and renewed October 14, 2003), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of April 30, 2004, the Company had borrowings of $10,000,000 from this line of credit, which expires on July 31, 2004.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2004
================================================================================

4.    SUPPLEMENTAL PROXY INFORMATION AND 2004 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on January 31, 2004 at The Registry Resort & Club, Naples, Florida. The meeting was held for the following purposes:

1.    To elect the following 10 directors to serve as follows:

      Director                                       Term             Expiring

      James T. Broyhill                              1 year              2005
      Paul H. Broyhill                               1 year              2005
      William E. Cooper                              1 year              2005
      Lawrence Z. Crockett                           1 year              2005
      Jan E. Gordon                                  1 year              2005
      Allene B. Heilman                              1 year              2005
      Gene A. Hoots                                  1 year              2005
      Michael G. Landry                              1 year              2005
      John S. Little                                 1 year              2005
      L. Glenn Orr, Jr.                              1 year              2005

2.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                       Votes           Votes           Votes
      Director                          For           Against         Withheld

      James T. Broyhill               4,908,571          500           24,210
      Paul H. Broyhill                4,908,571          500           24,210
      William E. Cooper               4,908,571          500           24,210
      Lawrence Z. Crockett            4,908,571          500           24,210
      Jan E. Gordon                   4,908,571          500           24,210
      Allene B. Heilman               4,908,571          500           24,210
      Gene A. Hoots                   4,908,571          500           24,210
      Michael G. Landry               4,908,571          500           24,210
      John S. Little                  4,908,571          500           24,210
      L. Glenn Orr, Jr.               4,908,571          500           24,210

There was no other business voted upon at the Annual Meeting of Shareholders.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2004
================================================================================

4.    SUPPLEMENTAL PROXY INFORMATION AND 2004 ANNUAL MEETING OF SHAREHOLDERS

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, and M. Hunt Broyhill, Vice President, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months Ended April 30, 2004 (Unaudited), Year Ended October 31, 2003, Seven Months Ended October 31, 2002, and Each of the Eight Years in the Period Ended March 31, 2002
================================================================================

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six month periods ended April 30, 2004 (Unaudited), the year ended October 31, 2003, the seven month period ended October 31, 2002, and each of the eight years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.


                                           Six Months         Year       Seven Months
                                              Ended           Ended         Ended
PER SHARE OPERATING                         April 30,      October 31,   October 31,
 PERFORMANCE                                  2004            2003          2002             2002            2001         2000
                                           (Unaudited)

Net asset value, beginning of period       $     29.17     $     25.46    $     28.95     $     29.44    $     31.84    $     29.01
                                           -----------     -----------    -----------     -----------    -----------    -----------
 Net investment income                            0.41            0.95           0.59            1.13           1.31           2.11
 Net gains (losses) on investments                1.31            3.76          (3.45)          (0.30)         (2.13)          2.11
                                           -----------     -----------    -----------     -----------    -----------    -----------
Total from investment operations                  1.72            4.71          (2.86)           0.83          (0.82)          4.22
                                           -----------     -----------    -----------     -----------    -----------    -----------
Less distributions:
 Dividends from net investment income             0.63            0.45           0.56            0.84           1.58           1.10
 Distributions from capital gains                   --            0.55           0.07            0.48             --           0.29
                                           -----------     -----------    -----------     -----------    -----------    -----------
Total distributions                               0.63            1.00           0.63            1.32           1.58           1.39
                                           -----------     -----------    -----------     -----------    -----------    -----------
Net asset value, end of period             $     30.26     $     29.17    $     25.46     $     28.95    $     29.44    $     31.84
                                           ===========     ===========    ===========     ===========    ===========    ===========

Per share market value, end of period(1)   $     26.00     $     26.00    $     26.00     $     26.00    $     26.00    $     26.00
                                           ===========     ===========    ===========     ===========    ===========    ===========

TOTAL INVESTMENT RETURN(2)                       13.19%*         18.12%        (18.85)%          3.20%         (3.15)%        16.23%
                                           ===========     ===========    ===========     ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $   149,260     $   143,910    $   125,596     $   142,811    $   145,221    $   157,057
Ratio of expenses to average net assets(3)        0.75%*          0.73%          0.71%*          0.62%          0.49%          0.40%
Ratio of net investment income to
 average net assets(3)                            2.74%*          3.52%          3.78%*          3.91%          4.23%          6.99%
Portfolio turnover rate                          24.55%          52.51%         31.95%          67.18%         33.65%         94.21%

PER SHARE OPERATING
 PERFORMANCE                                     1999            1998           1997           1996            1995
Net asset value, beginning of period          $     30.55     $     29.33    $     29.40    $     28.23    $     28.02
                                              -----------     -----------    -----------    -----------    -----------
 Net investment income                               1.04            1.26           1.29           1.22           1.28
 Net gains (losses) on investments                  (0.16)           1.95           0.54           1.69           0.46
                                              -----------     -----------    -----------    -----------    -----------
Total from investment operations                     0.88            3.21           1.83           2.91           1.74
                                              -----------     -----------    -----------    -----------    -----------
Less distributions:
 Dividends from net investment income                1.49            1.14           1.16           1.05           1.20
 Distributions from capital gains                    0.93            0.85           0.74           0.69           0.33
                                              -----------     -----------    -----------    -----------    -----------
Total distributions                                  2.42            1.99           1.90           1.74           1.53
                                              -----------     -----------    -----------    -----------    -----------
Net asset value, end of period                $     29.01     $     30.55    $     29.33    $     29.40    $     28.23
                                              ===========     ===========    ===========    ===========    ===========

Per share market value, end of period(1)      $     26.00     $     26.00            N/A    $     26.00    $     26.00
                                              ===========     ===========    ===========    ===========    ===========

TOTAL INVESTMENT RETURN(2)                           3.38%          12.33%          7.05%         11.17%          6.68%
                                              ===========     ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $   143,092     $   150,705    $   144,702    $   145,036    $   139,248
Ratio of expenses to average net assets(3)           0.32%           0.27%          0.27%          0.29%          0.30%
Ratio of net investment income to
 average net assets(3)                               3.50%           4.18%          4.39%          4.21%          4.55%
Portfolio turnover rate                             80.17%          26.98%         31.23%         21.75%         32.29%

(1) Unaudited - Based on stock trades, which are very limited, during that year.

(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.

(3)   Average is computed on a quarterly basis.

*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
April 30, 2004
================================================================================

                                                      Coupon                                                       Percent
                                                     Interest        Maturity       Maturity         Market         of Net
Debt Issuer                                            Rate            Date           Value          Value          Assets

CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP(1)                                 7.875%          3/1/2004    $ 1,000,000    $   465,000
HERTZ CORP                                            7.000%          7/1/2004      1,000,000      1,006,525
HILTON HOTELS CORP                                    7.000%         7/15/2004        430,000        432,688
TEXTRON INC                                           6.375%         7/15/2004        200,000        201,865
ALBERTSONS INC                                        6.550%          8/1/2004        150,000        151,507
CATERPILLAR FINL SVCS CORP                            6.875%          8/1/2004        200,000        202,677
DUKE CAP CORP                                         7.250%         10/1/2004        400,000        408,727
DU PONT E I DE NEMOURS & C                            6.750%        10/15/2004        200,000        204,752
ELECTRONIC DATA SYS CORP                              6.850%        10/15/2004        200,000        203,745
TARGET CORP                                           7.500%         2/15/2005        200,000        208,487
UNITED DOMINION RLTY TR MT                            7.730%          4/5/2005      1,000,000      1,047,464
RITE AID CORP                                         7.625%         4/15/2005      1,000,000      1,025,000
NATIONAL CITY CORP                                    7.200%         5/15/2005        200,000        210,784
RYDER SYS INC                                         6.500%         5/15/2005        725,000        755,746
CBS CORP                                              7.150%         5/20/2005        300,000        315,482
PHILLIPS PETE CO                                      8.500%         5/25/2005         50,000         53,376
COX COMMUNICATIONS INC NEW                            6.875%         6/15/2005        300,000        314,919
ENRON CORP(1)                                         6.750%          7/1/2005        300,000             --
WORLDCOM INC GA(1)                                    6.400%         8/15/2005        200,000         49,500
SPRINT CAP CORP                                       7.125%         1/30/2006         80,000         85,819
FORD MOTOR CR CO                                      6.875%          2/1/2006         95,000        100,555
PAINE WEBBER GROUP INC                                6.750%          2/1/2006        800,000        864,690
PHILIP MORRIS COS INC                                 6.375%          2/1/2006      1,000,000      1,048,700
PROGRESS ENERGY INC                                   6.750%          3/1/2006        100,000        106,835
FEDERAL RLTY INVT TR MTN                              6.990%         3/10/2006        500,000        535,982
KEYCORP NEW                                           7.500%         6/15/2006        500,000        547,156
SEAGRAM LTD                                           8.350%        11/15/2006        590,000        634,143
NORFOLK SOUTHERN CORP                                 7.350%         5/15/2007        150,000        166,702
TELUS CORP                                            7.500%          6/1/2007         60,000         66,302
OWENS CORNING(1)                                      7.700%          5/1/2008        660,000        273,900
                                                                                  -----------    -----------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                                         $12,590,000    $11,689,028         7.83%
                                                                                  -----------    -----------         ----

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                 Percent
                                      Shares                          Market      of Net
Company Name                           Held            Cost           Value       Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FEDERATED ADJ RATE SEC INS           21,194.72    $   204,104     $   203,045
ING PRIME RATE TR SH BEN I          134,600.00        913,390       1,107,758
PIMCO STRATEGIC GBL GV COM           60,000.00        739,421         627,600
TEMPLETON GLOBAL INCM COM           125,500.00        959,841       1,004,000
TIAA CREF HIGH YIELD FUND            52,966.10        500,000         489,934
VAN KAMPEN SR INCM TR COM           130,000.00        935,796       1,128,400
                                                  -----------     -----------
   TOTAL BOND MUTUAL FUNDS                        $ 4,252,552     $ 4,560,737      3.05%
                                                  -----------     -----------      ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                                   Percent
                                                    Shares                           Market         of Net
Company Name                                         Held            Cost             Value         Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM                         98,100.00    $    611,441     $    802,458
AMERICAN CENTURY GLOBAL GOLD FUND                   9,827.43         121,563           97,881
ARBITRAGE FUND                                     14,788.17         185,000          183,817
ARIEL GROWTH FD CALV ARIEL                          3,632.90         145,448          159,557
BUILDERS INDEX FUNDS TR  ASIA 50                    4,000.00         244,960          262,840
BUILDERS INDEX FUNDS TR  EMERGING MKTS              4,000.00         271,595          273,080
BRANDYWINE FUND INC                                10,053.62         225,000          239,980
CITIGROUP INVTS LN FUND                             5,000.00          70,000           76,250
CORNERCAP SMALL CAP VALUE                          39,782.98         427,671          561,338
DIAMONDS TR UNIT SER 1                                600.00          51,126           61,410
DODGE & COX STK FD COM                              1,561.74         164,147          182,287
FPA FUNDS TR FPA CRESCENT                          10,957.16         194,065          246,426
GERMANY FD INC COM                                 12,000.00          89,229           80,520
GLADSTONE CAPITAL CORP COM                          6,000.00         123,299          122,940
GMO TR FOREIGN II                                  63,902.32         661,348          837,120
GMO TR INTL INT VL II                              19,384.40         362,936          464,838
GMO TR REIT FD CL III                              46,391.94         521,798          612,374
GMO TR SML CP VAL III                              22,484.36         288,169          330,970
GMO TR VALUE III                                   33,419.15         254,197          304,783
JOHN HANCOCK PATRIOT SELECT                        10,000.00         152,050          135,400
HARRIS ASSOC INVT TR OAKMA                          2,715.45         100,302          103,486
ICON FUNDS INFO TECHNOLOGY FUND                    19,501.63         180,000          152,113
INDIA FUND INC COMMON                               3,000.00          57,440           72,300
ISHARES INC MSCI HONG KONG                         10,000.00         101,260           98,100
ISHARES INC MSCI JAPAN                             18,000.00         164,580          182,520
ISHARES TR DJ CON NON CYCLICAL                      4,000.00         187,140          209,600
ISHARES TR DJ US HEALTHCARE                         3,000.00         167,860          177,090
ISHARES TR DJ US UTILITIES                          2,000.00         102,740          115,340
ISHARES TR MSCI EAFE INDEX                          4,200.00         520,186          574,560
ISHARES TR MSCI EMERGING MARKETS                    3,000.00         393,810          474,900
ISHARES TR RUSL 2000 VALUE                          2,500.00         270,675          404,500
ISHARES TR RUSSELL 2000                             1,000.00          88,420          111,110
ISHARES TR S&P MIDCAP 400                           1,450.00         144,286          169,085
ISHARES TR S&P MIDCP GROW                           2,000.00         216,050          241,360
ISHARES TR S&P SMLCP VALU                           4,000.00         358,430          411,120
MALAYSIA FUND INC COMMON                           10,000.00          61,039           58,100
MATTHEWS INTL FUNDS ASIA GROWTH                    19,058.00         250,000          272,720
MERGER FD SH BEN INT                                6,922.01         101,383          106,530
MERIDIAN FD INC VALUE FD                            4,504.73         148,000          173,522
MEXICO FD INC COM                                  22,226.00         396,399          414,515
MORGAN STANLEY DEAN WITTER ASIA COM                36,000.00         342,626          390,600
NASDAQ 100 TR UNIT SER 1                           37,700.00       1,242,750        1,310,829
NEW IRELAND FUND INC                               15,000.00         159,440          225,000

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                                   Percent
                                                    Shares                           Market         of Net
Company Name                                         Held            Cost             Value         Assets
OIL SVC HOLDRS TR DEP RECPTS                        3,500.00    $    204,925     $    243,285
PBHG FDS INC MID CAP VAL                           11,461.14         172,000          200,111
PHARMACEUTICAL HLDR TR DEP                          3,500.00         302,000          278,320
REGIONAL BK HOLDRS TR DEPO                          1,400.00         163,553          178,850
ROWE T PRICE CAP APPRE SH                          10,519.70         155,179          187,251
ROWE T PRICE INTL FUNDS NEW                        14,666.67         110,000          124,813
ROYCE FD LOW PRICED                                 4,805.96          60,096           68,869
ROYCE FD TOTAL RETURN                              24,913.68         239,092          269,815
ROYCE VALUE TR INC COM                             18,474.00         295,888          312,026
SECTOR SPDR TR SBI INT-ENE                         10,000.00         288,600          298,400
SECTOR SPDR TR SBI INT-TECH                         5,000.00          78,650           96,950
SECTOR SPDR TR SBI INT-UTI                         11,000.00         264,940          256,080
SELECTED AMERICAN SHS INC COM                       5,108.99         150,000          172,735
SEMICONDUCTOR HLDRS TR DEP                          9,000.00         242,400          317,700
SPAIN FD COM                                       25,200.00         214,302          252,000
SPDR TR UNIT SER 1                                 13,350.00       1,461,438        1,481,316
SWISS HELVETIA FD INC COM                          24,246.00         274,783          310,106
TAIWAN FUND INC COM                                10,000.00          82,878          120,800
TEMPLETON DRAGON FD COM                            37,000.00         405,009          477,300
TWEEDY BROWNE FD INC GLOBA                          7,824.63         153,541          168,542
VANGUARD HORIZON FD CAP OP                          4,472.38         100,058          118,205
VANGUARD HORIZON FD STRATEGY                        6,935.60         106,714          131,083
VANGUARD INDEX TR SMAL CP V                        10,224.95         100,000          118,916
VANGUARD SPECIALIZED PRECI                         10,511.79         104,950          138,756
VANGUARD SPECIALIZED REIT                          10,131.48         131,600          145,691
VANGUARD WHITEHALL FDS SEL                          9,844.33         142,314          155,146
VANGUARD WORLD FD INTL GR                           6,007.50         253,811          315,454
WASATCH ADVISORS FDS CORE                           6,206.11         210,777          233,784
WASATCH ADVISORS FDS MICRO                         24,525.00         147,000          182,221
WEXFORD TR MUHLENKAMP FD                            1,994.17         130,000          127,966
                                                                ------------     ------------
   TOTAL STOCK MUTUAL FUNDS                                       17,666,356       19,967,760       13.38%
                                                                ------------     ------------       -----

TOTAL INVESTMENTS IN MUTUAL FUNDS                               $ 21,918,908     $ 24,528,497       16.43%
                                                                ============     ------------       =====

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                   Market       Percent of
Company Name                                      Cost              Value       Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BTOP50 CTA INDEX FUND, LP                    $  6,000,000       $  6,123,822
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                    2,420,000          2,858,739
   -DISTRESSED SECURITIES SERIES                3,100,000          3,609,539
   -EQUITY MARKET NEUTRAL SERIES                1,500,000          1,339,473
   -EVENT DRIVEN MULTI-STRATEGY SERIES          2,880,000          3,174,309
   -MERGER ARBITRAGE SERIES                     2,100,000          2,236,207
JMG CAPITAL PARTNERS LP                         1,000,000          2,384,963
MARINER PARTNERS, LP                              750,000          1,271,793
STARK INVESTMENTS LP                            1,000,000          2,129,266
WALNUT INVESTMENT PARTNERS LP                     191,525            154,670
                                             ------------       ------------
                                               20,941,525         25,282,781        16.94%
                                             ------------       ------------        ------

OTHER INVESTMENTS:
"SERVES" CERTIFICATES-BANK OF AMERICA             500,000            445,000         0.30%
                                             ------------       ------------        ------

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS                          97,333              9,733
PIEDMONT VENTURE PARTNERS II LP                   239,864             23,986
                                             ------------       ------------
                                                  337,197             33,719         0.02%
                                             ------------       ------------        ------

TOTAL OTHER INVESTMENTS                      $ 21,778,722       $ 25,761,500        17.26%
                                             ============       ------------        ------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Apparel & Accessories             2,500  ABERCROMBIE & FITCH CO.            $     81,760    $     78,625
                                  2,700  CHICOS FASHIONS INC COM                 116,294         109,971
                                                                            ------------    ------------
                                                                                 198,054         188,596
                                                                            ------------    ------------

Auto Parts & Equipment            3,000  AUTOZONE INC COM                        266,549         258,480
                                 56,300  DELPHI AUTO SYS CORP COM                494,537         574,260
                                                                            ------------    ------------
                                                                                 761,086         832,740
                                                                            ------------    ------------

Broadcasting & Cable TV           8,000  LIBERTY MEDIA CORP NEW COM               95,290          87,520
                                  5,000  XM SATELLITE RADIO HLD                  131,240         119,800
                                                                            ------------    ------------
                                                                                 226,530         207,320
                                                                            ------------    ------------

Casinos and Gaming                1,000  GTECH HOLDINGS CORP COM                  49,970          60,920
                                  2,000  INTERNATIONAL GAME TECH COM              94,066          75,480
                                    800  MULTIMEDIA GAMES INC COM                 19,025          17,800
                                  3,000  SHUFFLE MASTER INC COM                   73,520          98,250
                                                                            ------------    ------------
                                                                                 236,581         252,450
                                                                            ------------    ------------

Department Stores                 8,100  SEARS ROEBUCK & CO COM                  287,314         324,405
                                                                            ------------    ------------

Homebuilding                      8,000   HOVNANIAN ENTERPRISES CL A             344,829         287,760
                                  2,200   M D C HOLDINGS INC COM                 140,081         135,938
                                  5,000  PULTE HOMES INC COM                     216,273         245,850
                                                                            ------------    ------------
                                                                                 701,183         669,548
                                                                            ------------    ------------

Home Improvement Retail           2,500  LOWES COS INC COM                       149,380         130,150
                                                                            ------------    ------------

Hotels, Resorts &
Cruise Lines                      2,500  WALT DISNEY CO COM                       62,100          57,450
                                                                            ------------    ------------

Household Appliances              2,000  RENT A CENTER INC NEW COM                65,332          58,360
                                                                            ------------    ------------

Housewares & Specialties         49,800  WATERFORD WEDGEWOOD                     178,715         141,930
                                                                            ------------    ------------

Leisure Products                150,600  HEAD NV NY REGISTRY SH                  378,412         466,860
                                                                            ------------    ------------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
Restaurants                       3,000  CBRL GROUP INC COM                 $    109,484    $    112,650
                                 25,300  MCDONALDS CORP COM                      574,905         688,919
                                                                            ------------    ------------
                                                                                 684,389         801,569
                                                                            ------------    ------------

Specialty Stores                  3,000  STAPLES INC COM                          67,110          77,190
                                                                            ------------    ------------

   TOTAL CONSUMER DISCRETIONARY                                                3,996,186       4,208,568       2.82%
                                                                            ------------    ------------     -------

CONSUMER STAPLES
Agricultural Products            30,000  CONAGRA FOODS INC COM                   678,370         866,700
                                                                            ------------    ------------

Drug: Retail                     23,000  CVS CORP COM                            643,820         888,490
                                                                            ------------    ------------

Food: Retail                     27,400  ALBERTSONS INC COM                      696,791         640,064
                                 25,968  KONINKLIJKE AHOLD N V SPON              472,808         199,954
                                                                            ------------    ------------
                                                                               1,169,599         840,018
                                                                            ------------    ------------

Food Distributors                 3,000  GENERAL MILLS INC COM                   135,178         146,250
                                 12,300  NESTLE S A SPONSORED ADR                201,834         777,877
                                                                            ------------    ------------
                                                                                 337,012         924,127
                                                                            ------------    ------------

Household Products                2,500  FORTUNE BRANDS INC COM                  185,340         190,000
                                  3,000  LANCASTER COLONY CORP COM               122,650         123,900
                                                                            ------------    ------------
                                                                                 307,990         313,900
                                                                            ------------    ------------

Packaged Foods                    5,000  CADBURY SCHWEPPES PLC ADR               120,200         163,250
                                 33,421  DEL MONTE FOODS CO COM                  293,012         369,636
                                 11,900  HEINZ H J CO COM                        399,291         454,461
                                                                            ------------    ------------
                                                                                 812,503         987,347
                                                                            ------------    ------------

Personal Products                 2,000  KIMBERLY CLARK CORP COM                 105,552         130,900
                                                                            ------------    ------------

Soft Drinks                       4,000  PEPSICO INC COM                         219,974         217,960
                                                                            ------------    ------------

   TOTAL CONSUMER STAPLES                                                      4,274,820       5,169,442       3.46%
                                                                            ------------    ------------     -------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
ENERGY
Integrated Oil & Gas                7,300  BP PLC SPONSORED ADR               $    352,450    $    386,170
                                    4,400  CHEVRONTEXACO CORP COM                  319,718         402,600
                                   12,646  CONOCOPHILLIPS COM                      709,984         901,660
                                   19,104  EXXON MOBIL CORP COM                    639,732         812,875
                                    2,700  IMPERIAL OIL LTD COM NEW                 95,463         118,503
                                   14,200  ROYAL DUTCH PETE CO NY REG              744,041         690,972
                                   16,200  SHELL TRANS&TRAD PLC NEW Y              663,410         681,534
                                    6,000  TOTAL FINA S A SPONSORED A              444,924         552,720
                                                                              ------------    ------------
                                                                                 3,969,722       4,547,034
                                                                              ------------    ------------

Oil & Gas Exploration               2,500  AMERADA HESS CORP COM                   160,152         165,425
& Production                          800  ANADARKO PETE CORP COM                   35,107          42,864
                                    3,000  APACHE CORP COM                         101,415         125,610
                                    2,500  DEVON ENERGY CORP NEW COM               124,322         153,000
                                    4,000  ENCANA CORP COM                         145,268         156,880
                                      500  ENERGEN CORP COM                         16,300          20,675
                                    8,000  ENERPLUS RES FD UNIT TR G               118,301         202,000
                                    2,500  MARATHON OIL CORP COM                    81,675          82,275
                                    1,500  SUNCOR ENERGY INC COM                    41,805          35,850
                                                                              ------------    ------------
                                                                                   824,345         984,579
                                                                              ------------    ------------

Oil & Gas Drilling                  1,000  POGO PRODUCING CO COM                    47,810          49,320
                                                                              ------------    ------------

Oil & Gas Equipment                14,000  GULFTERRA ENERY PRTNR COM               470,956         531,440
& Services                         12,000  PROVIDENT ENERGY TR UNI                  98,976         101,040
                                    3,000  YPF SOCIEDAD ANONIMA ADR                 99,919         118,500
                                                                              ------------    ------------
                                                                                   669,851         750,980
                                                                              ------------    ------------

Oil & Gas Refining
& Marketing                        19,600  ASHLAND INC COM                         572,739         938,840
                                                                              ------------    ------------

Pipeline                            8,200  BUCKEYE PARTNERS L P UNIT               265,823         324,310
                                    4,450  CHESAPEAKE UTILS CORP COM                72,150         107,913
                                    5,000  KANEB PIPE LINE PARTNR SR               206,491         222,500
                                   13,000  KINDER MORGAN ENERGY UT LT              453,576         533,390
                                    4,000  NORTHERN BORDER PARTNER UNI             174,367         155,480
                                   28,000  ONEOK INC NEW COM                       513,882         586,600
                                   19,500  TEPPCO PARTNERS LP UT LTD               582,467         733,200
                                                                              ------------    ------------
                                                                                 2,268,756       2,663,393
                                                                              ------------    ------------

   TOTAL ENERGY                                                                  8,353,223       9,934,146       6.66%
                                                                              ------------    ------------     -------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
FINANCIALS


Banks                              20,136  ABN AMRO HOLDINGS ADR              $    306,653    $    428,091
                                    6,000  BANCO SANTANDER CENTRAL HI               51,020          63,720
                                    7,665  BANK OF AMERICA CORP COM                610,669         616,506
                                    7,100  BB&T CORP COM                           233,022         244,879
                                    9,550  COMERICA INC COM                        474,885         493,067
                                    3,750  FIRST BANCORP P R COM                    84,551         138,225
                                    3,000  GOLDEN WEST FINL DEL COM                282,759         315,330
                                    3,000  INDYMAC BANCORP INC COM                  76,216          96,480
                                   17,000  UNION PLANTERS CORP COM                 521,990         472,600
                                   13,700  US BANCORP DEL COM NEW                  229,609         351,268
                                   25,300  WASHINGTON MUT INC COM                  900,964         996,367
                                    3,000  WELLS FARGO & CO DEL COM                141,089         169,080
                                                                              ------------    ------------
                                                                                 3,913,427       4,385,613
                                                                              ------------    ------------

Consumer Finance                    4,000  CAPITAL ONE FINL CORP COM               278,980         262,120
                                    2,500  NEW CENTURY FINANCIAL COM               123,625         106,050
                                    4,000  THORNBURG MORTGAGE INC COM               97,370         103,520
                                                                              ------------    ------------
                                                                                   499,975         471,690
                                                                              ------------    ------------

Diversified Financial              22,300  ALLIANCE CAP MGMT HLDGS                 750,579         743,705
Services                           23,400  ALLIED CAP CORP COM                     620,255         554,348
                                    2,500  CHICAGO MERCANTILE HLDG                 173,270         293,250
                                   10,133  CITIGROUP INC COM                       389,371         487,096
                                    7,500  COUNTRYWIDE CREDIT IND DEL COM          451,875         442,500
                                    6,000  DORAL FINANCIAL CORP COM                171,350         196,740
                                    6,000  FIRST AMERN CORP CALIF COM              148,868         162,720
                                    3,000  FREMONT GENERAL CORP COM                 81,800          64,200
                                   10,950  FRIEDMAN BILLINGS RAMSEY                 99,000         202,575
                                    3,055  HSBC HLDGS PLC SPON ADR NE              170,985         220,266
                                   21,192  ING GROEP N V SPONSORED AD              534,530         449,694
                                    2,000  MOODYS CORP COM                         121,615         129,020
                                    3,500  NATIONAL COMMERCE FINANCIAL              81,260          93,065
                                    1,000  NOVASTAR FINANCIAL INC COM               38,912          32,460
                                      137  PIPER JAFFRAY COS COM                     3,324           6,634
                                                                              ------------    ------------
                                                                                 3,836,994       4,078,273
                                                                              ------------    ------------

Insurance                          37,803  AEGON N V ORD AMER REG                  621,548         489,171
                                   29,300  AXA SPONSORED ADR                       516,393         603,287
                                                                              ------------    ------------
                                                                                 1,137,941       1,092,458
                                                                              ------------    ------------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
Multi Line Insurance                1,800  AMERICAN INTL GROUP COM            $    140,148    $    128,970
                                   11,000  CIGNA CORP COM                          626,182         709,610
                                    1,500  EVEREST RE GROUP LTD COM                125,921         125,295
                                                                              ------------    ------------
                                                                                   892,251         963,875
                                                                              ------------    ------------

REITs                               1,000  AVALONBAY CMNTYS INC COM                 50,490          49,630
                                    4,000  BOSTON PROPERTIES INC COM               147,670         188,000
                                    6,700  BRE PROPERTIES INC CL A                 157,948         212,390
                                   10,000  DUKE WEEKS REALTY CORP COM              237,400         291,600
                                    5,500  EQUITY RESIDENT PPTYS SH B              145,795         151,030
                                   10,000  GETTY REALTY CORP NEW COM               185,058         215,100
                                    6,000  HEALTH CARE REIT INC COM                157,400         191,640
                                    4,000  HEALTHCARE REALTY TRUST COM             140,030         143,400
                                    6,600  HOSPITALITY PPTYS TR COM S              158,067         257,928
                                   28,000  HRPT PROPERTIES TRUST                   240,971         267,400
                                    7,300  KILROY RLTY CORP COM                    152,564         228,855
                                    5,100  KIMCO REALTY CORP COM                   124,448         217,974
                                    5,000  MILLS CORP COM                          141,180         203,000
                                    4,000  NEWCASTLE INVT CORP                      92,708         106,880
                                    7,000  PROLOGIS TR SH BEN INT                  194,970         205,940
                                    6,000  PUBLIC STORAGE INC COM                  208,890         250,740
                                   10,000  SENIOR HOUSING PPTYS TR SH              151,575         149,500
                                    4,800  SIMON PPTY GROUP NEW                    130,092         231,408
                                    6,000  SOVRAN SELF STORAGE COM                 137,595         202,620
                                    4,000  VORNADO REALTY TR SH BEN INT            144,772         201,800
                                    5,000  W P CAREY & CO LLC COM                  114,600         161,500
                                    4,500  WEINGARTEN RLTY INVS SH BE              135,682         130,095
                                                                              ------------    ------------
                                                                                  3,349,905      4,258,430
                                                                              ------------    ------------

   TOTAL FINANCIALS                                                             13,630,493      15,250,339      10.22%
                                                                              ------------    ------------     -------

HEALTH CARE
Biotechnology                       2,000  AMGEN INC COM                           113,841         112,620
                                                                              ------------    ------------


Health Care Distributors            7,500  CARDINAL HEALTH INC COM                 478,930         549,375
& Services                          2,000  EXPRESS SCRIPTS INC COM                 159,570         154,680
                                    3,000  FIRST HEALTH GROUP CP COM                87,990          50,100
                                    6,400  LABORATORY AMER HLDGS COM               238,330         254,336
                                    6,000  PEDIATRIX MEDICAL GROUP COM             323,804         429,000
                                    2,000  QUEST DIAGNOSTICS INC COM               162,016         168,400
                                    5,000  RENAL CARE GROUP INC COM                175,630         247,400
                                    2,500  UNITED HEALTH GROUP INC COM             162,090         153,700
                                                                              ------------    ------------
                                                                                 1,788,360       2,006,991
                                                                              ------------    ------------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
Health Care Equipment               2,000  BIOSITE INC COM                    $     61,285    $     67,800
                                    7,000  ICU MEDICAL INC COM                     201,347         233,660
                                    3,000  MEDTRONIC INC COM                       136,707         151,380
                                    3,000  POLYMEDICA CORP COM                      79,351          83,520
                                    3,000  POSSIS MEDICAL INC COM                   85,218          76,290
                                                                              ------------    ------------
                                                                                   563,908         612,650
                                                                              ------------    ------------

Health Care Supplies                2,000  C R BARD INC COM                        137,398         212,540
                                    2,000  COOPER COMPANIES INC NEW                 87,830         108,000
                                                                              ------------    ------------
                                                                                   225,228         320,540
                                                                              ------------    ------------

Managed Health Care                 9,000  COVENTRY HEALTH CARE COM                383,021         373,785
                                                                              ------------    ------------

Pharmaceuticals                     2,000  AMERICAN PHARMACEU PTN COM               72,594          75,720
                                    3,000  ASTRAZENECA PLC SPONS ADR               139,664         143,550
                                    5,000  BRADLEY PHARMACEUTICAL COM              147,240         131,100
                                   26,200  BRISTOL MYERS SQUIBB COM                713,063         657,620
                                    8,000  DR REDDYS LABS LTD ADR                  210,908         156,800
                                    1,000  EON LABS INC COM                         57,420          65,760
                                    5,500  FOREST LABS INC COM                     402,403         354,640
                                    2,800  GLAXOSMITHKLINE PLC SPON ADR            149,654         117,600
                                   10,300  MERCK & CO INC COM                      624,315         484,100
                                    1,500  MYLAN LABS INC COM                       34,700          34,365
                                   11,600  PFIZER INC COM                          291,564         414,816
                                        1  PHARMACIA CORP COM                           --              34
                                   36,700  SCHERING PLOUGH CORP COM                855,987         613,991
                                    4,000  TARO PHARMACEUTICAL INDS                261,947         172,400
                                    1,762  TEVA PHARMACEUTICAL INDS ADR            108,894         108,451
                                                                              ------------    ------------
                                                                                 4,070,353       3,530,947
                                                                              ------------    ------------

   TOTAL HEALTH CARE                                                             7,144,711       6,957,533       4.66%
                                                                              ------------    ------------     -------

INDUSTRIALS
Aerospace & Defense                 2,000  AAR CORP COM                              9,040          20,300
                                    8,200  BOEING CO COM                           324,836         350,058
                                    5,000  CURTISS WRIGHT CORP COM                 149,310         235,500
                                    2,000  GENERAL DYNAMICS INC COM                157,620         187,240
                                    7,000  INVISION TECHNOLOGIES COM               166,906         347,270
                                                                              ------------    ------------
                                                                                   807,712       1,140,368
                                                                              ------------    ------------

Air Freight & Logistics             3,000  LANDSTAR SYSTEMS INC COM                 88,971         135,270
                                                                              ------------    ------------

Building Products                   3,000  CEMEX S A SPON ADR 5 ORD                 84,596          84,000
                                                                              ------------    ------------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
Construction & Farm
Machinery                           1,500  HALLIBURTON CO COM                 $     33,836    $     44,700
                                                                              ------------    ------------

Data Processing Services            2,000  DIGITAL RIVER INC COM                    50,161          44,500
                                                                              ------------    ------------

Diversified Commercial
Services                           30,000  SERVICEMASTER CO COM                    353,307         363,900
                                                                              ------------    ------------

Electrical Components              11,800  EMERSON ELEC CO COM                     614,866         710,596
& Equipment                        23,000  GENERAL ELEC CO COM                     673,252         688,850
                                                                              ------------    ------------
                                                                                 1,288,118       1,399,446
                                                                              ------------    ------------

Employment &
Educational Services                5,000  ITT EDUCATIONAL SVCS COM                224,236         201,650
                                                                              ------------    ------------

Industrial Conglomerates            1,400  3M COMPANY                               80,148         121,072
                                   14,700  FLUOR CORP NEW COM                      446,449         560,952
                                   32,000  TYCO INTL LTD NEW COM                   520,076         878,400
                                   50,000  VISTEON CORP COM                        330,438         543,000
                                                                              ------------    ------------
                                                                                 1,377,111       2,103,424
                                                                              ------------    ------------

Industrial Machinery               30,000  FEDERAL SIGNAL CORP COM                 463,741         546,000
                                    1,500  FRANKLIN ELEC INC COM                    82,710          90,390
                                   18,800  STANDEX INTL CORP COM                   410,022         505,720
                                                                              ------------    ------------
                                                                                   956,473       1,142,110
                                                                              ------------    ------------

   TOTAL INDUSTRIALS                                                             5,264,521       6,659,368       4.46%
                                                                              ------------    ------------     -------

INFORMATION TECHNOLOGY

Application Software                3,500  ELECTRONIC ARTS INC COM                 183,176         176,370
                                    4,500  MICROSOFT CORP COM                      116,915         117,460
                                                                              ------------    ------------
                                                                                   300,091         293,830
                                                                              ------------    ------------

Computer Storage                    6,500  DRS TECHNOLOGIES INC COM                165,182         183,625
& Peripherals                       3,000  E M C CORP MASS COM                      46,110          33,480
                                                                              ------------    ------------
                                                                                   211,292         217,105
                                                                              ------------    ------------

Computer Hardware                   5,000  INTERNATIONAL BUS MACH COM              347,752         440,850
                                  109,800  SUN MICROSYSTEMS INC COM                516,845         428,220
                                   10,000  WESTERN DIGITAL CORP COM                119,170          80,800
                                                                              ------------    ------------
                                                                                   983,767         949,870
                                                                              ------------    ------------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
Electronic Equipment               10,000  CREE INC COM                       $    236,394    $    183,700
& Instruments                         500  HERLEY INDUSTRIES INC DEL COM            10,510          10,390
                                    2,000  L-3 COMMUNICATIONS HLDGS COM             92,420         123,480
                                                                              ------------    ------------
                                                                                   339,324         317,570
                                                                              ------------    ------------

Internet Software
& Services                          1,140  VELOCITYHSI INC COM                          --              --
                                                                              ------------    ------------

IT Consulting & Services            2,000  AFFILIATED COMPUTER CL A                101,113          96,800
                                    2,000  CACI INTL INC CL A                       91,703          91,000
                                    3,500  COMPUTER SCIENCES CORP COM              156,615         143,185
                                   11,000  SUNGARD DATA SYS INC COM                297,919         286,770
                                    7,800  SYMANTEC CORP COM                       317,945         351,390
                                                                              ------------    ------------
                                                                                   965,295         969,145
                                                                              ------------    ------------

Networking Equipment                7,500  CISCO SYS INC COM                       216,175         156,825
                                                                              ------------    ------------

Semiconductors                      2,500  INTEL CORP COM                           72,425          64,325
                                   20,120  TAIWAN SEMICONDUCTOR SPONS              173,670         191,744
                                                                              ------------    ------------
                                                                                   246,095         256,069
                                                                              ------------    ------------

Telecommunications                    200  ALLTEL CORP COM                           9,182          10,068
Equipment                           2,000  BCE INC COM                              44,903          39,880
                                    5,000  INTERDIGITAL COMMUNICATN COM            106,163          86,900
                                                                              ------------    ------------
                                                                                   160,248         136,848
                                                                              ------------    ------------

   TOTAL INFORMATION TECHNOLOGY                                                  3,422,287       3,297,262       2.21%
                                                                              ------------    ------------     -------

MATERIALS

Aluminum                           12,000  ALCOA INC                               433,453         369,000
                                                                              ------------    ------------

Diversified Chemicals               6,000  AKZO NOBEL NV ADR                       232,541         218,400
                                                                              ------------    ------------

Diversified Metals                  5,000  ALLIANCE RES PARTNR LP UT               121,950         193,350
& Mining                            6,000  BHP BILLITON LTD SPONSORED              113,921          98,460
                                                                              ------------    ------------
                                                                                   235,871         291,810
                                                                              ------------    ------------

Gold                                9,000  NEWMONT MINING CORP COM                 268,250         336,600
                                                                              ------------    ------------

   TOTAL MATERIALS                                                               1,170,115       1,215,810       0.81%
                                                                              ------------    ------------     -------

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================


                                                                                                               Percent
Sectors and                     Shares                                                             Market       of Net
Industries                       Held           Company Name                       Cost             Value       Assets
TELECOMMUNICATION SERVICES
Integrated                         33,800  BELLSOUTH CORP COM                 $    986,213    $    872,378
Telecommunication                   2,935  MCI INC COM                             198,219          41,618
Services                           11,000  NIPPON TELEG & TEL                      265,382         285,670
                                   20,000  SBC COMMUNICATIONS INC COM              502,680         498,000
                                   15,000  TELEFONOS DE MEXICO SA ADR              534,777         512,100
                                    6,000  VERIZON COMMUNICATIONS COM              242,353         226,440
                                                                              ------------    ------------
                                                                                 2,729,624       2,436,206
                                                                              ------------    ------------
Wireless Telecommunication
Services                            5,000  NEXTEL COMMUNICATIONS CL A              116,393         119,250
                                                                              ------------    ------------

   TOTAL TELECOMMUNICATION SERVICES                                              2,846,017       2,555,456       1.71%
                                                                              ------------    ------------     -------

UTILITIES
Electric Utilities                 14,500  CONSTELLATION ENERGY COM                395,579         557,960
                                    7,000  DOMINION RES INC VA COM                 385,662         446,670
                                    3,000  DUKE ENERGY CORP COM                     56,402          63,180
                                   20,000  DUKE ENERGY CORP CORP UNIT              397,650         274,000
                                    6,700  EXELON CORP COM                         334,772         448,498
                                    4,000  FIRSTENERGY CORP COM                    119,307         156,400
                                    5,500  FPL GROUP INC COM                       316,586         349,910
                                    5,250  MDU RES GROUP INC COM                    88,685         117,600
                                   10,000  NATIONAL FUEL GAS N J COM               224,736         244,900
                                    2,700  SOUTH JERSEY INDS INC COM                86,549         111,348
                                   44,000  TECO ENERGY INC COM                     663,560         560,120
                                                                              ------------    ------------
                                                                                 3,069,488       3,330,586
                                                                              ------------    ------------

Gas Utilities                      10,000  ATMOS ENERGY CORP COM                   219,680         246,400
                                    7,500  QUESTAR CORP COM                        234,832         266,025
                                                                              ------------    ------------
                                                                                   454,512         512,425
                                                                              ------------    ------------

Multi Utilities                    13,515  AQUA AMERICA INC COM                    261,089         276,382
& Unregulated Power                 3,000  NSTAR COM                               119,910         145,200
                                    6,000  PUBLIC SVC ENTERPRISE COM               245,584         257,400
                                    5,000  SEMPRA ENERGY COM                       133,819         158,750
                                    4,000  SOUTHERN CO COM                         118,680         115,040
                                    5,000  UGI CORP NEW COM                        147,196         157,500
                                                                              ------------    ------------
                                                                                 1,026,278       1,110,272
                                                                              ------------    ------------

Water Utilities                     7,788  SOUTHWEST WTR CO COM                     74,038         102,179
                                                                              ------------    ------------

   TOTAL UTILITIES                                                               4,624,316       5,055,462       3.39%
                                                                              ------------    ------------     -------

TOTAL INVESTMENTS IN COMMON STOCKS                                            $ 54,726,689    $ 60,303,386      40.40%
                                                                              ============    ============     -------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                           Percent
                                               Shares                           Market      of Net
 Company Name                                   Held             Cost            Value      Assets

PREFERRED STOCKS:
BELLSOUTH CAP FDG CORP QUI                        15,000     $   383,660      $  379,350
CADBURY SCHWEPPES DEL PFD                          9,700         246,894         248,029
GRAND MET DEL L P PFD GTD                          9,000         244,800         234,180
LEARNINGSTATION.COM                            1,224,661         500,000         300,000
NATIONAL WESTMINSTER SPON                          9,600         249,792         247,680
                                                             -----------      ----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS                       $ 1,625,146      $ 1,409,239   0.94%
                                                             -----------      -----------   -----

BMC FUND, INC.                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
April 30, 2004
================================================================================

                                                                                       Market           Percent of
Industries                       Company Name                       Cost               Value            Net Assets
Short-term Investments      Evergreen Money Market Fund           $ 8,806,626      $   8,806,626            5.90%
                                                                  ============     -------------            -----

TOTAL INVESTMENTS - MARKET VALUE                                                   $ 132,498,276           88.77%
                                                                                   =============           ======

Aggregate gross unrealized appreciation of security values                         $  16,186,138
Aggregate gross unrealized depreciation of security values                            (5,006,733)
                                                                                   -------------
Net appreciation of security values                                                   11,179,405
Tax cost of securities                                                               121,318,871
                                                                                   -------------

Total market value of securities                                                   $ 132,498,276
                                                                                   =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES (Unaudited)
April 30, 2004
================================================================================

                                                                                        Market
                                                                                       Value at
                                                                                        End of
Description                                                                             Period
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                           $ 350,000 (a)
                                                                                       ---------

TOTAL                                                                                  $ 350,000
                                                                                       =========

     Aggregate appreciation of investment land and buildings                           $ 204,997
     Tax cost of investment land and buildings                                           145,003
                                                                                       ---------

     Market value of investment land and buildings                                     $ 350,000
                                                                                       =========

(a) Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES (Unaudited)
April 30, 2004
================================================================================


                                              Number of        Amount of Equity
                                            Shares Held At       In Net Profit       Amount of        Value at
                                              April 30,        And Loss for the      Dividends       April 30,
Issuer                                          2004                Period              (1)             2004
Broyhill Industries, Inc. - wholly owned
  subsidiary                                   1,000             $   1,362            $ --        $    588,128

P. B. Realty, Inc. - wholly owned
  subsidiary                                   1,000               731,318              --          24,198,812
                                                                 ---------            ----        ------------

TOTAL                                                            $ 732,680            $ --        $ 24,786,940
                                                                 =========            ====        ============

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2. Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-2(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonable likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not applicable.

(a)(2) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached as exhibits hereto.

(a)(3) Not applicable.

(b) A certification of each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registratnt has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By (Signature and Title)        /s/ D. E. Hendricks
                                D. E. Hendricks
                                Chief Financial Officer

Date:  June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this rpeort has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Paul H. Broyhill
                                Paul H. Broyhill
                                President and Chief Executive Officer

Date:   June 22, 2004

By (Signature and Title)        /s/ D. E. Hendricks
                                D. E. Hendricks
                                Chief Financial Officer

Date:   June 22, 2004